Operating Segments (Details)	6 Months Ended
Jun. 30, 2025
Operating Segments [Abstract]
Description of reportable segments	it has two reportable segments – (1) development of drugs based on cannabinoid molecules to be approved by an official regulatory authority (the Company’s operation); and (2) online sales of a various range of hemp-based products including hemp gummies, hemp oil capsules, hemp gel, hemp cream, detox pills, height pills, antibacterial creams, and anti-aging creams, among other beauty and hair treatment products that are all manufactured in the United States.